International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Tables)	12 Months Ended
Dec. 31, 2012
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
Schedule of condensed statements of condition of Parent Company

(Dollars in Thousands)

	2012	2011
ASSETS
Cash	$1,539	$13,668
Other investments	63,044	70,318
Notes receivable	409	495
Investment in subsidiaries	1,573,679	1,712,336
Other assets	617	1,567

Total assets	$1,639,288	$1,798,384

LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$190,726	$190,726
Due to IBC Trading	21	21
Other liabilities	12,833	7,472

Total liabilities	203,580	198,219

Shareholders' equity:
Preferred shares	—	210,548
Common shares	95,725	95,720
Surplus	163,287	162,767
Retained earnings	1,369,543	1,302,964
Accumulated other comprehensive income	65,662	84,959

	1,694,217	1,856,958
Less cost of shares in treasury	(258,509)	(256,793)

Total shareholders' equity	1,435,708	1,600,165

Total liabilities and shareholders' equity	$1,639,288	$1,798,384